Investment Transactions	12 Months Ended
Dec. 31, 2023
Investment Transactions
Investment Transactions

(7)    Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended December 31, 2023, amounted to $3,629,636 and $0 respectively.